Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule Of Estimated Useful Lives For Major Classes Of Depreciable Assets
Estimated useful lives for major classes of depreciable assets are as follows:

Asset Class	Estimated Useful Life
Machinery and equipment	3 to 20 years
Buildings and improvements	10 to 40 years
Property, plant, and equipment consists of the following:

	September 30, 2018	September 30, 2017
Machinery and equipment	$399,619	$338,056
Land and buildings	76,459	84,282
Construction in process	60,803	24,788
	536,881	447,126
Less: accumulated depreciation	(216,858)	(167,083)
	$320,023	$280,043
Depreciation expense and maintenance and repairs expense for the years ended September 30, 2018, 2017 and 2016 were as follows:

	Year Ended September 30,
	2018	2017	2016
Depreciation expense	$59,017	$53,327	$51,104
Maintenance and repair expense	23,343	21,392	22,504

Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
The Company has not provided additional financial support to this entity which it is not contractually required to provide, and the Company does not have the ability to use the assets of TWO to settle obligations of the Company’s other subsidiaries. The following provides a summary of TWO’s balance sheet as of September 30, 2018 and 2017, and summarized financial information for the years ended September 30, 2018, 2017 and 2016.

	September 30, 2018	September 30, 2017
Current assets (includes cash of $3,304 and $1,907)	$5,486	$12,006
Property, plant and equipment	4,441	6,107
Goodwill	2,206	2,206
Other non-current assets	3	2,735
Total liabilities	(3,608)	(12,781)

	Year Ended September 30,
	2018	2017	2016
Total revenues	$15,526	$22,039	$16,351
Total operating expenses	(12,996)	(14,835)	(13,384)
Income from operations	$2,530	$7,204	$2,967